Cover Page	Dec. 21, 2021
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	XCEL ENERGY INC
Entity Central Index Key	0000072903
Entity Incorporation, State or Country Code	MN
Document Type	8-K
Document Period End Date	Dec. 21, 2021
Entity File Number	001-3034
Entity Tax Identification Number	41-0448030
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Northern States Power Co. MN
Document Information [Line Items]
Entity Registrant Name	NORTHERN STATES POWER CO
Entity Central Index Key	0001123852
Entity Incorporation, State or Country Code	MN
Entity File Number	001-31387
Entity Tax Identification Number	41-1967505
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
PUBLIC SERVICE CO OF COLORADO
Document Information [Line Items]
Entity Registrant Name	PUBLIC SERVICE CO OF COLORADO
Entity Central Index Key	0000081018
Entity Incorporation, State or Country Code	CO
Entity File Number	001-3280
Entity Tax Identification Number	84-0296600
Entity Address, Address Line One	1800 Larimer Street, Suite 1100
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(303)
Local Phone Number	571-7511
SOUTHWESTERN PUBLIC SERVICE CO [Member]
Document Information [Line Items]
Entity Registrant Name	SOUTHWESTERN PUBLIC SERVICE CO
Entity Central Index Key	0000092521
Entity Incorporation, State or Country Code	NM
Entity File Number	001-03789
Entity Tax Identification Number	75-0575400
Entity Address, Address Line One	790 South Buchanan
Entity Address, City or Town	Amarillo
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79101
City Area Code	(303)
Local Phone Number	571-7511